Collaboration Revenue (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Revenues
Total collaboration revenue	$ 141	$ 175	$ 551	$ 238
Lynparza, regulatory milestones
Revenues
Total collaboration revenue			175
Enhertu, share of gross profits
Revenues
Total collaboration revenue			173	83
Vaxevria, royalties
Revenues
Total collaboration revenue			60	33
Tezspire, share of gross profits
Revenues
Total collaboration revenue			16
Tralokinumab, sales milestones
Revenues
Total collaboration revenue			70
Other royalty income
Revenues
Total collaboration revenue			37	36
Other Collaboration Revenue
Revenues
Total collaboration revenue			$ 20	$ 86